Advances to suppliers (Details) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Supplies [Roll Forward]
Beginning balance	$ 4,112,915	$ 3,716,616
Increased during the year	32,093,609	31,168,473
Less: utilized during the year	(30,209,196)	(30,780,733)
Exchange difference	(128,842)	8,559
Ending balance	$ 5,868,486	$ 4,112,915